MFA 2021-NQM2 Trust ABS-15G

Exhibit 99.2

Client Name:
Client Project Name:	MFA 2021-NQM2
Start - End Dates:	10/25/2018 - 6/11/2021
Deal Loan Count:	585

Conditions Report 2.0

Loans in Report:	585
Loans with Conditions:	471

336 - Total Active Conditions
1 - Material Conditions
1 - Property Valuations Review Scope
1 - Category: Property
335 - Non-Material Conditions
191 - Credit Review Scope
111 - Category: Application
11 - Category: Assets
28 - Category: Credit/Mtg History
6 - Category: DTI
14 - Category: Income/Employment
5 - Category: Insurance
1 - Category: Legal Documents
4 - Category: LTV/CLTV
11 - Category: Terms/Guidelines
25 - Property Valuations Review Scope
2 - Category: Appraisal
20 - Category: FEMA
3 - Category: Property
119 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
1 - Category: Documentation
44 - Category: Federal Consumer Protection
7 - Category: RESPA
4 - Category: Right of Rescission
2 - Category: State Consumer Protection
1 - Category: State Prepayment Penalty
14 - Category: State Rate Spread
4 - Category: TILA
40 - Category: TILA/RESPA Integrated Disclosure
554 - Total Satisfied Conditions

125 - Credit Review Scope
8 - Category: Ability to Repay/Qualified Mortgage
34 - Category: Application
15 - Category: Assets
5 - Category: Credit/Mtg History
9 - Category: DTI
25 - Category: Income/Employment
9 - Category: Insurance
9 - Category: Legal Documents
9 - Category: Terms/Guidelines
2 - Category: Title
308 - Property Valuations Review Scope
196 - Category: Appraisal
57 - Category: FEMA
55 - Category: Value
121 - Compliance Review Scope
8 - Category: Ability to Repay/Qualified Mortgage
32 - Category: Compliance Manual
8 - Category: Documentation
7 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
5 - Category: RESPA
9 - Category: Right of Rescission
1 - Category: State Consumer Protection
50 - Category: TILA/RESPA Integrated Disclosure
12 - Total Waived Conditions

11 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: LTV/CLTV
1 - Category: Potential Misrepresentation
5 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Property

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